Financial Instruments - Other Investments (Details) - DKK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Collaboration Agreements
Other investments	kr 201	kr 371
CureVac
Collaboration Agreements
Other investments	138	318
Bolt
Collaboration Agreements
Other investments	kr 12	kr 26